Subordinated Debentures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Preferred securities	0	0
Liquidation amount per security (in usd per share)	$ 1,000
Subordinated debentures	$ 5,155,000	$ 5,155,000
Common stock held in trust	$ 155,000	$ 155,000
Document Period End Date	Dec. 31, 2015
Preferred stock, redemption premium	$ 1,000
Principal amount, plus accrued and unpaid interest	100.00%
Subordinated debentures, maturity date	Jun. 26, 2033
Right of defer interest payments	up to 20 consecutive quarterly periods
Debt Instrument, Interest Rate Terms	3-Month LIBOR plus 3.10%
Variable rate of interest	3.10%	3.10%
Subordinated Borrowing, Interest Rate	3.70%	3.35%
Trust Preferred Securities Subject to Mandatory Redemption [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Preferred securities	5,000